Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and contingencies [Abstract]
Disclosure of future minimum lease payments
Future minimum lease payments for its premises and the minimum amount to exit the Company’s contractual commitments are as follows:

	Operating leases $	Purchase obligations $
2018	152	3,198
2019	56	2,716
	208	5,914